INVENTORY (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF INVENTORY
	September 30, 2025	December 31, 2024

Smart cart parts	$3,896	$342
Raw materials for Isramat	482	454
	4,378	796